INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory, Net [Abstract]
Raw materials	$ 1,616	$ 1,732
Work-in-progress	1,638	1,538
Finished goods	617	656
Total inventories	$ 3,871	$ 3,926